Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 77,022	$ 37,763	$ 47,386	$ 45,761
Trade & other receivables	3,934	50,366
Financial assets at fair value through other comprehensive income	2,516	2,321
Other non-current assets	3,328	3,361
Financial assets, Total	86,800	93,811
Trade and other payables	25,120	18,921
Borrowings	63,482	59,397
Contingent considerations	42,234	42,070
Financial liabilities, Total	130,836	120,388
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	25,120	18,921
Borrowings	63,482	59,397
Financial liabilities, Total	88,602	78,318
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent considerations	42,234	42,070
Financial liabilities, Total	42,234	42,070
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	77,022	37,763
Trade & other receivables	3,934	50,366
Other non-current assets	3,328	3,361
Financial assets, Total	84,284	91,490
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	2,516	2,321
Financial assets, Total	$ 2,516	$ 2,321